Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	67 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Alpha Fiduciary Quantitative Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Alpha Fiduciary Quantitative Strategy Fund
Average Annual Return, Percent	(8.47%)	6.96%	(2.14%)
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
Average Annual Return, Percent	16.33%	15.88%	14.59%